CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Construction Contracts [Abstract]
Contract costs incurred to date	$ 26,411	$ 23,041	$ 20,455
Profit recognized to date (less recognized losses)	1,476	1,843	1,946
Contract costs incurred and profit recognized (less recognized losses)	27,887	24,884	22,401
Less: progress billings	(28,913)	(25,782)	(23,546)
Contract work in progress (liability)	(1,026)	(898)	(1,145)
Comprising:
Amounts due from customers — work in progress	536	577	563
Amounts due to customers — creditors	(1,562)	(1,475)	(1,708)
Contract work in progress (liability)	(1,026)	$ (898)	$ (1,145)
Decrease in amounts due from customers asset, billed amounts	3,635
Increase in amounts due from customers asset, additions to work in progress	3,586
Increase in amounts due from customers asset, acquisitions	3
Decrease in amounts due from customers asset, dispositions	0
Decrease in amounts due from customers liability, recognized revenue	1,808
Increase in amounts due from customers liability, additions to work in progress	1,847
Increase in amounts due from customers liability, acquisitions	6
Decrease in amounts due from customers liability, dispositions	$ 6